Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST

Administration Shares of the

Goldman Sachs Financial Square Federal Instruments Fund

(the “Fund”)

Supplement dated November 29, 2019 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated

December 28, 2018, as supplemented to date

Effective December 2, 2019 (the “Effective Date”), Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) has agreed to increase its waiver of a portion of the management fee equal annually to 0.06% of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 27, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Accordingly, on the Effective Date, the Fund’s Prospectus and Summary Prospectus are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Federal Instruments Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus and the “Fees and Expenses of the Fund” section of the Summary Prospectus:

Federal Instruments Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees[1]	0.18%
Other Expenses	0.31%
Administration Fees	0.25%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.49%
Fee Waiver and Expense Limitation[2]	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.39%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]
The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.06% of the Fund’s average daily net assets through at least December 27, 2020; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 28, 2019. Prior to such dates the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces the table included in the “Financial Square Federal Instruments Fund—Summary—Expense Example” section of the Prospectus and the “Expense Example” section of the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$40	$147	$264	$606

Goldman Sachs Financial Square Federal Instruments Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST

Administration Shares of the

Goldman Sachs Financial Square Federal Instruments Fund

(the “Fund”)

Supplement dated November 29, 2019 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated

December 28, 2018, as supplemented to date

Effective December 2, 2019 (the “Effective Date”), Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) has agreed to increase its waiver of a portion of the management fee equal annually to 0.06% of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 27, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Accordingly, on the Effective Date, the Fund’s Prospectus and Summary Prospectus are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Federal Instruments Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus and the “Fees and Expenses of the Fund” section of the Summary Prospectus:

Federal Instruments Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees[1]	0.18%
Other Expenses	0.31%
Administration Fees	0.25%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.49%
Fee Waiver and Expense Limitation[2]	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.39%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]
The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.06% of the Fund’s average daily net assets through at least December 27, 2020; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 28, 2019. Prior to such dates the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces the table included in the “Financial Square Federal Instruments Fund—Summary—Expense Example” section of the Prospectus and the “Expense Example” section of the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$40	$147	$264	$606

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 27, 2020 December 28, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management Fees” have been restated to reflect current fees.
Goldman Sachs Financial Square Federal Instruments Fund | Administration Shares, Federal Instruments Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%	[1]
Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	$ 40
3 Years	rr_ExpenseExampleYear03	147
5 Years	rr_ExpenseExampleYear05	264
10 Years	rr_ExpenseExampleYear10	$ 606

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.06% of the Fund’s average daily net assets through at least December 27, 2020; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 28, 2019. Prior to such dates the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.